Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014	Sep. 28, 2017
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 220,712	$ 149,387
Less: accumulated depreciation and amortization	70,241	46,404
Fixed assets, net	150,471	102,983		$ 200,400
Depreciation and amortization	27,459	18,531	$ 12,512
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	90,787	60,992
Leasehold improvements
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	89,226	60,564
Computer software and hardware
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 40,699	$ 27,831